Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Pension Plan - Principal plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ (1,246)	$ (1,322)
Financial impact of decrease	$ 1,333	$ 1,419
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 850	$ 735
Financial impact of decrease	$ (837)	$ (1,048)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,077	$ 1,305
Financial impact of decrease	$ (1,021)	$ (1,255)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 62	$ 143
Financial impact of decrease	$ (61)	$ (139)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,332	$ 1,326
Duration of reasonably possible increase in actuarial assumption	1 year	1 year